Investment securities - Schedule of Securities Pledge to Secure Repurchase Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IFRS Statement [Line Items]
Securities sold under repurchase agreements	$ (212,931)	$ (310,197)	$ (300,498)
Financial assets at amortized cost, class
IFRS Statement [Line Items]
Securities pledged to secure repurchase transactions	239,046	342,271
Securities sold under repurchase agreements	$ (212,931)	$ (310,197)